Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Small Cap Growth Fund Class A - CGOAX | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund Class A - CGOAX | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Class A - CGOAX | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Class A - CGOAX | Kratos Defense And Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund Class A - CGOAX | Saia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund Class A - CGOAX | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund Class A - CGOAX | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund Class A - CGOAX | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Class A - CGOAX | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Class A - CGOAX | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund Class A - CGOAX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Columbia Small Cap Growth Fund Class A - CGOAX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Small Cap Growth Fund Class A - CGOAX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Small Cap Growth Fund Class A - CGOAX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Small Cap Growth Fund Class A - CGOAX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Small Cap Growth Fund Class A - CGOAX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund Class A - CGOAX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Growth Fund Class A - CGOAX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Class A - CGOAX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund Class A - CGOAX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Growth Fund Class A - CGOAX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Small Cap Growth Fund Class A - CGOAX | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Class C - CGOCX | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund Class C - CGOCX | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Class C - CGOCX | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Class C - CGOCX | Kratos Defense And Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund Class C - CGOCX | Saia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund Class C - CGOCX | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund Class C - CGOCX | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund Class C - CGOCX | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Class C - CGOCX | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Class C - CGOCX | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund Class C - CGOCX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Columbia Small Cap Growth Fund Class C - CGOCX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Small Cap Growth Fund Class C - CGOCX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Small Cap Growth Fund Class C - CGOCX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Small Cap Growth Fund Class C - CGOCX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Small Cap Growth Fund Class C - CGOCX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund Class C - CGOCX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Growth Fund Class C - CGOCX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Class C - CGOCX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund Class C - CGOCX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Growth Fund Class C - CGOCX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Small Cap Growth Fund Class C - CGOCX | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Kratos Defense And Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Saia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Small Cap Growth Fund Institutional Class - CMSCX | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Kratos Defense And Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Saia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Kratos Defense And Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Saia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Class R - CCRIX | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund Class R - CCRIX | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Class R - CCRIX | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Class R - CCRIX | Kratos Defense And Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund Class R - CCRIX | Saia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund Class R - CCRIX | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund Class R - CCRIX | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund Class R - CCRIX | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Class R - CCRIX | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Class R - CCRIX | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund Class R - CCRIX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Columbia Small Cap Growth Fund Class R - CCRIX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Small Cap Growth Fund Class R - CCRIX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Small Cap Growth Fund Class R - CCRIX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Small Cap Growth Fund Class R - CCRIX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Small Cap Growth Fund Class R - CCRIX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund Class R - CCRIX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Growth Fund Class R - CCRIX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Class R - CCRIX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund Class R - CCRIX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Growth Fund Class R - CCRIX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Small Cap Growth Fund Class R - CCRIX | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Class S - CMSHX | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund Class S - CMSHX | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Class S - CMSHX | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund Class S - CMSHX | Kratos Defense And Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund Class S - CMSHX | Saia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund Class S - CMSHX | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund Class S - CMSHX | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund Class S - CMSHX | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Class S - CMSHX | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund Class S - CMSHX | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund Class S - CMSHX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Columbia Small Cap Growth Fund Class S - CMSHX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Small Cap Growth Fund Class S - CMSHX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Small Cap Growth Fund Class S - CMSHX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Small Cap Growth Fund Class S - CMSHX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Small Cap Growth Fund Class S - CMSHX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund Class S - CMSHX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Growth Fund Class S - CMSHX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Small Cap Growth Fund Class S - CMSHX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund Class S - CMSHX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Growth Fund Class S - CMSHX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Columbia Small Cap Growth Fund Class S - CMSHX | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%